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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [ ]                    Amendment No.:    _______
         This Amendment (Check only one):       [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             John F. Cogan, Jr.
Address:          60 State Street
                  Boston, MA  02109

Form 13F File Number:               028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    John F. Cogan, Jr.
Title:   Trustee
Phone:   617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.              Boston, Massachusetts     July 30, 2002
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     132

Form 13F Information Table Value Total:     $39,867 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.       Name

1        028-06471               Jennifer C. Snyder


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FORM 13F INFORMATION TABLE

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

COLUMN 1                             COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
Name of Issuer                       Title of  CUSIP     Value       Shrs or    Sh/ Put/  Investment   Other     Voting Authority
                                     Class               (X $1000)   Prn Amt    Prn Call  Discretion  Managers  Sole   Shared  None
Aflac Inc.                           Common    001055102        80   2,500         SH      Sole                 2,500
Abbott Laboratories                  Common    002824100        72   1,900         SH      Sole                 1,900
Advancepcs                           Common    00790K109         1      50         SH      Sole                    50
America Movil--ADR Series L          Common    02364W105         4     300         SH      Sole                   300
American Electric Power Co. Inc.     Common    025537101        19     480         SH      Sole                   480
American International Group Inc.    Common    026874107       265   3,887         SH      Sole                 3,887
Amdocs Ltd                           Common    G02602103         1      50         SH      Sole                    50
Amgen Inc                            Common    031162100        29     690         SH      Sole                   690
Anadarko Petroleum Corp.             Common    032511107       208   4,214         SH      Sole                 4,214
Automatic Data Processing Inc.       Common    053015103       801  18,400         SH      Sole                18,400
AutoZone Inc.                        Common    053332102        12     150         SH      Sole                   150
Avaya Inc.                           Common    053499109         2     432         SH      Sole                   432
Avery Dennison Corp.                 Common    053611109       690  11,000         SH      Sole                11,000
The Bisys Group Inc.                 Common    055472104       181   5,450         SH      Sole                 5,450
BP PLC                               Common    055622104       726  14,370         SH      Sole                14,370
Bank of America Corp.                Common    060505104        28     400         SH      Sole                   400
Bard CR Inc.                         Common    067383109         3      50         SH      Sole                    50
Baxter International Inc.            Common    071813109       738  16,600         SH      Sole                16,600
BellSouth Corp.                      Common    079860102        33   1,036         SH      Sole                 1,036
Berkshire Hathaway Inc. Del Cl A     Common    084670108       401       6         SH      Sole                     6
Biomet Inc.                          Common    090613100       231   8,500         SH      Sole                 8,500
Bristol Myers Squibb Co.             Common    110122108        10     400         SH      Sole                   400
Buringlington Northern
Santa Fe Corp.                       Common    12189T104       126   4,200         SH      Sole                 4,200
Bus-Tech Acquisition Corp.           Common    121995955        40  27,000         SH      Sole                27,000
Cadbury Schweppes PLC ADR 4 ORD      Common    127209302         9     300         SH      Sole                   300
Cigna Corp.                          Common    125509109        61     625         SH      Sole                   625
Cardinal Health Inc.                 Common    14149Y108         3      50         SH      Sole                    50
Caterpiller Inc.                     Common    149123101        39     800         SH      Sole                   800
ChevronTexaco Corp.                  Common    166764100        13     144         SH      Sole                   144
Cisco Systems Inc.                   Common    17275R102        50   3,560         SH      Sole                 3,560
Citigroup Inc.                       Common    172967101     1,120  28,906         SH      Sole                28,906
Citrix Systems Inc.                  Common    177376100         2     300         SH      Sole                   300
Coca Cola Co.                        Common    191216100         7     125         SH      Sole                   125
Colgate-Palmolive Co.                Common    194162103     1,109  22,150         SH      Sole                22,150
Danaher Corp.                        Common    235851102         3      50         SH      Sole                    50
Darden Restaurants Inc.              Common    237194105        12     475         SH      Sole                   475
Dell Computer Corp.                  Common    247025109       188   7,200         SH      Sole                 7,200
Direct Report Corp.
Ser A Conv. Pfd                      Preferred 254995954         4   3,650         SH      Sole                 3,650
Disney Walt Co.                      Common    254687106       275  14,538         SH      Sole                14,538
Dominion Resources Inc./VA           Common    25746U109       259   3,911         SH      Sole                 3,911
Donaldson Inc.                       Common    257651109       175   5,000         SH      Sole                 5,000
Dow Chemical Co.                     Common    260543103        10     300         SH      Sole                   300
DuPont E I DeNemours & Co.           Common    263534109       771  17,360         SH      Sole                17,360
Duke Energy Corp.                    Common    264399106        25     800         SH      Sole                   800
Edwards Lifesciences Corp.           Common    28176E108        18     760         SH      Sole                   760
Emerson Electric Co.                 Common    291011104        27     500         SH      Sole                   500
Entegrity Solutions Inc.
Ser. A Conv. Pfd.                    Preferred 999724107         8   8,225         SH      Sole                 8,225
Exxon Mobil Corp.                    Common    30231G102     4,101 100,232         SH      Sole               100,232
Fifth Third Bancorp                  Common    316773100        33     500         SH      Sole                   500
First Tennessee Natl. Corp.          Common    337162101        17     450         SH      Sole                   450
Fiserv Inc.                          Common    337738108        55   1,500         SH      Sole                 1,500
FirstEngergy Corp.                   Common    337932107        25     750         SH      Sole                   750
FleetBoston Financial Corporation    Common    339030108        13     414         SH      Sole                   414
Forest Labs Inc.                     Common    345838106         4      50         SH      Sole                    50
General Electric Co.                 Common    369604103     3,620 124,614         SH      Sole               124,614
Genuine Parts Co.                    Common    372460105       186   5,325         SH      Sole                 5,325
Gillette Co.                         Common    375766102        41   1,200         SH      Sole                 1,200
Glaxo Smithkline PLC ADR             Common    37733W105       706  16,365         SH      Sole                16,365
John Hancock Financial Services      Common    41014S106        18     500         SH      Sole                   500
Harbor Global Co Ltd.                Common    G4285W100     2,385 328,970         SH      Sole               328,970
Hartford Financial Services
Group Inc.                           Common    416515104        14     228         SH      Sole                   228
Hercules Inc.                        Common    427056106        59   5,100         SH      Sole                 5,100
Hillenbrand Industries Inc.          Common    431573104       171   3,050         SH      Sole                 3,050
Home Depot Inc.                      Common    437076102        22     600         SH      Sole                   600
Honeywell International Inc.         Common    438516106       104   2,950         SH      Sole                 2,950
Household International Inc.         Common    441815107        45     900         SH      Sole                   900
Intel Corp.                          Common    458140100       710  38,847         SH      Sole                38,847
International Business
Machines Corp.                       Common    459200101     2,397  33,290         SH      Sole                33,290
International Paper Co.              Common    460146103       174   4,000         SH      Sole                 4,000
JP Morgan Chase & Co.                Common    46625H100        25     740         SH      Sole                   740
Jessam Corp. Pfd Restricted          Preferred 471995951        30     300         SH      Sole                   300
Johnson & Johnson                    Common    478160104     3,333  63,782         SH      Sole                63,782
Kimberly Clark Corp.                 Common    494368103       595   9,600         SH      Sole                 9,600
Kinder Morgan Inc.                   Common    49455P101        10     250         SH      Sole                   250
King Pharmaceuticals Inc.            Common    495582108         1      50         SH      Sole                    50
Koninkijke Philips
Electronics NY SHR                   Common    500472303        20     713         SH      Sole                   713
L-3 Communications Holdings Inc.     Common    502424104        27     500         SH      Sole                   500
Marsh & McLennan Cos. Inc.           Common    571748102       580   6,000         SH      Sole                 6,000
Mattel Inc.                          Common    577081102        12     550         SH      Sole                   550
McDonalds Corp.                      Common    580135101        28   1,000         SH      Sole                 1,000
McGraw Hill Companies Inc.           Common    580645109       519   8,700         SH      Sole                 8,700
The Medicines Company                Common    584688195         9     755         SH      Sole                   755
Merck & Co. Inc.                     Common    589331107        87   1,716         SH      Sole                 1,716
Microsoft Corp.                      Common    594918104        38     700         SH      Sole                   700
Motorola Inc.                        Common    620076109       350  24,021         SH      Sole                24,021
Myesp.com Class A Conv. Pfd          Preferred 999722200         5     659         SH      Sole                   659
National City Corp.                  Common    635405103        67   2,000         SH      Sole                 2,000
Nestle SA Sponsored ADR
Repstg. Reg. Shr.                    Common    641069406        12     200         SH      Sole                   200
Netscout Systems Inc.                Common    64115T104         6     816         SH      Sole                   816
Newmont Mining Corp.                 Common    651639106        16     612         SH      Sole                   612
Nokia Corp.                          Common    654902204        59   4,065         SH      Sole                 4,065
Norfolk Southern                     Common    655844108       288  12,300         SH      Sole                12,300
Omnicom Group Inc.                   Common    691919106        22     480         SH      Sole                   380
Oracle Corp.                         Common    68389X105         3     300         SH      Sole                   300
PPG Industries                       Common    693506107       563   9,100         SH      Sole                 9,100
Patterson Dental Company             Common    703412106       252   5,000         SH      Sole                 5,000
JC Penney Co. Inc.                   Common    708160106       121   5,500         SH      Sole                 5,500
Pepisco Inc.                         Common    713448108       217   4,500         SH      Sole                 4,500
Pfizer Inc.                          Common    717081103       403  11,525         SH      Sole                11,525
Pharmacia Corporation                Common    71713U102        37     980         SH      Sole                   980
Procter & Gamble Co.                 Common    742718109     1,493  16,718         SH      Sole                16,718
Reuters Group PLC A Sponsored ADR    Common    76132M102       391  12,132         SH      Sole                12,132
Ross Stores Inc.                     Common    778296103        10     250         SH      Sole                   250
Royal Dutch Petroleum Co.
NY Registry SH Par N Gldr 1.25       Common    780257804        85   1,540         SH      Sole                 1,540
SBC Communications Inc.              Common    78387G103       201   6,584         SH      Sole                 6,584
St. Paul Cos. Inc.                   Common    792860108       280   7,200         SH      Sole                 7,200
Sara Lee Corp.                       Common    803111103       211  10,200         SH      Sole                10,200
Schering Plough Corp.                Common    806605101        12     500         SH      Sole                   500
Schlumberger Ltd.                    Common    806857108       816  17,548         SH      Sole                17,548
Sherwin Williams Co.                 Common    824348106       838  28,000         SH      Sole                28,000
Smartdisk Corporation                Common    83169Q105         1     665         SH      Sole                   665
JM Smucker Co./The--New              Common    832696405        11     332         SH      Sole                   332
State Street Corp.                   Common    857477103       840  18,800         SH      Sole                18,800
Telefonos De Mexico Sponsored
ADR Repstg Sh ORD L                  Common    879403780        10     300         SH      Sole                   300
Tenet Healthcare Corp.               Common    88033G100         4      50         SH      Sole                    50
Thomas & Betts Corp.                 Common    884315102       104   5,600         SH      Sole                 5,600
3M Co.                               Common    88579Y101     1,098   8,927         SH      Sole                 8,927
Transocean Sedco Forex, Inc.         Common    G90078109         7     231         SH      Sole                   231
Unilever NV New York Shares          Common    904784709        55     853         SH      Sole                   853
Union Pacific Corp.                  Common    907818108       696  11,000         SH      Sole                11,000
United Technologies Corp.            Common    913017109         3      50         SH      Sole                    50
Varian Medical Systems Inc.          Common    92220P105        14     350         SH      Sole                   350
Verizon Communications               Common    92343V104       100   2,488         SH      Sole                 2,488
Viacom, Inc. Class B common          Common    925524308        28     625         SH      Sole                   625
Vodafone Group PLC                   Common    92857W100         5     360         SH      Sole                   360
Walgreen Co.                         Common    931422109       579  15,000         SH      Sole                15,000
Wal Mart Stores Inc.                 Common    931142103       270   4,900         SH      Sole                 4,900
Washington Mutual, Inc.              Common    939322103         4     100         SH      Sole                   100
Wells Fargo & Co. New                Common    949746101        15     300         SH      Sole                   300
Worldwired Inc.                      Common    981996952        25   1,000         SH      Sole                 1,000
Wyeth                                Common    983024100        54   1,050         SH      Sole                 1,050
Zimmer Holdings Inc.                 Common    98956P102        83   2,330         SH      Sole                 2,430
                                                                    39,867
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